Inventories	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Inventories
9.	Inventories

(a)	Inventories as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Finished goods	￦	2,741,236	2,754,668
Merchandise		1,166,464	1,247,922
Semi-finished goods		2,659,707	2,764,000
Raw materials		3,764,453	3,333,252
Fuel and materials		1,038,854	1,095,038
Construction inventories		236,492	281,618
Materials-in-transit		2,889,334	2,490,175
Others		118,391	169,010

		14,614,931	14,135,683

Less: Allowance for inventories valuation(*1)		(435,764)	(396,321)

	￦	14,179,167	13,739,362

(*1)	For the years ended December 31, 2023, 2024 and 2025, allowance for inventories valuation increased by ￦ 52,348 million, ￦ 77,832 million and decreased by ￦ 25,482 million, respectively.

(b)	The allowance for inventories valuation by item as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Finished goods	￦	187,902	158,268
Merchandise		14,288	7,255
Semi-finished goods		103,751	90,155
Raw materials		113,413	115,651
Fuel and materials		6,060	6,069
Construction inventories		6,420	7,989
Others		3,930	10,934

	￦	435,764	396,321